Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Fiscal Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(2)	Average Summary Compensation Table for Non-CEO NEOs(3)	Average Compensation Actually Paid to Non-CEO NEOs(4)	Value of Initial Fixed $100 Investment Based On Total Stockholder Return(5)	Net Loss(6)
2024	$1,314,583	$1,202,070	$955,418	$881,530	$32.95	$(8,979,381)

2023	$1,254,167	$754,331	$911,146	$576,729	$40.09	$(10,417,704)

2022	$452,364	$151,690	$301,182	$144,872	$63.36	$(13,222,296)

Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts reported are the amounts of total compensation reported in the “Total” column of our Summary Compensation Table for Mr. Alstodt.

PEO Total Compensation Amount	[1]	$ 1,314,583	$ 1,254,167	$ 452,364
PEO Actually Paid Compensation Amount	[2]	$ 1,202,070	754,331	151,690
Adjustment To PEO Compensation, Footnote [Text Block]
Fiscal Year	Reported Summary Compensation Table Total for CEO	Less: Reported Value of Equity Awards(a)	Plus: Equity Award Adjustments(b)	Equals: Compensation Actually Paid to CEO
2024	$1,314,583	$500,000	$387,487	$1,202,070

2023	$1,254,167	$300,000	$(199,836)	$754,331

2022	$452,364	$52,364	$(248,310)	$151,690

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in our Summary Compensation Table for the applicable year.

(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) the fair value as of the vesting date of any equity awards that are granted and vest in the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount	[3]	$ 955,418	911,146	301,182
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 881,530	576,729	144,872
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Average Reported Summary Compensation Table Total for Non-CEO NEOs	Less: Average Reported Value of Equity Awards	Plus: Average Equity Award Adjustments(a)	Equals: Average Compensation Actually Paid to Non-CEO NEOs
2024	$955,418	$375,000	$301,113	$881,530

2023	$911,146	$275,000	$(59,416)	$576,729

2022	$301,182	$26,182	$(130,128)	$144,872

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Equity Valuation Assumption Difference, Footnote [Text Block]

Fair Value of Equity Awards for CEO	2024	2023	2022
As of year-end for unvested awards granted during the year	$234,854	$59,746	$8,553
Year-over-year decrease of unvested awards granted in prior years	(7,003)	(49,407)	(213,966)
Decrease from prior fiscal year-end for awards granted in prior years that vested during the year	(90,364)	(269,921)	(75,416)
Fair value of awards granted and vested during the year	250,000	59,746	32,520
Total Equity Award Adjustments	$387,487	$(199,836)	$(248,310)

(3)	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts for each applicable year are Messrs. Silva and Kristal.

(4)	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Average Fair Value of Equity Awards for Non-CEO NEOs	2024	2023	2022
As of year-end for unvested awards granted during the year	$176,141	$52,391	$4,276
Year-over-year decrease of unvested awards granted in prior years	(5,231)	(24,704)	(111,153)
Decrease from prior fiscal year-end for awards granted in prior years that vested during the year	(48,087)	(139,495)	(39,511)
Fair value of awards granted and vested during the year	178,290	52,391	16,260
Total Average Equity Award Adjustments	$301,113	$(59,416)	$(130,128)

(5)	The amounts shown in the table represent the Company’s Total Stockholder Return (“TSR”) on an assumed investment of $100 in our common stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our common stock price at the end and the beginning of the measurement period by (ii) our common stock price at the beginning of the measurement period.

(6)	The dollar amounts reported represent the amount of net loss attributable to the Company as reflected in our audited financial statements for the applicable year.

Total Shareholder Return Amount	[5]	$ 32.95	40.09	63.36
Net Income (Loss) Attributable to Parent	[6]	$ (8,979,381)	$ (10,417,704)	$ (13,222,296)
PEO Name		Alstodt	Alstodt	Alstodt
Non CEO [Member] | As Of Year-End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 176,141	$ 52,391	$ 4,276
Non CEO [Member] | Year-Over-Year Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,231)	(24,704)	(111,153)
Non CEO [Member] | Decrease From Prior Fiscal Year End For Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(48,087)	(139,495)	(39,511)
Non CEO [Member] | Fair Value Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		178,290	52,391	16,260
Non CEO [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		301,113	(59,416)	(130,128)
CEO [Member] | As Of Year-End For Unvested Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		234,854	59,746	8,553
CEO [Member] | Year-Over-Year Decrease Of Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,003)	(49,407)	(213,966)
CEO [Member] | Decrease From Prior Fiscal Year End For Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(90,364)	(269,921)	(75,416)
CEO [Member] | Fair Value Of Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		250,000	59,746	32,520
CEO [Member] | Reported Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	500,000	300,000	52,364
CEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	387,487	(199,836)	(248,310)
Non C E O N E O [Member] | Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		301,113	(59,416)	(130,128)
Non C E O N E O [Member] | Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 375,000	$ 275,000	$ 26,182

[1]	The dollar amounts reported are the amounts of total compensation reported in the “Total” column of our Summary Compensation Table for Mr. Alstodt.
[2]	The dollar amounts reported represent the amount of “compensation actually paid,” to Mr. Alstodt as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to total compensation to determine the compensation actually paid:
[3]	The dollar amounts reported represent the average of the amounts reported for our NEOs as a group (excluding our CEO) in the “Total” column of our Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding our CEO) included for purposes of calculating the average amounts for each applicable year are Messrs. Silva and Kristal.
[4]	The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the SEC rules, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	The amounts shown in the table represent the Company’s Total Stockholder Return (“TSR”) on an assumed investment of $100 in our common stock over the indicated measurement period. Cumulative TSR is calculated by dividing (i) the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our common stock price at the end and the beginning of the measurement period by (ii) our common stock price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net loss attributable to the Company as reflected in our audited financial statements for the applicable year.
[7]	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in our Summary Compensation Table for the applicable year.
[8]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) the fair value as of the vesting date of any equity awards that are granted and vest in the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows: